Fair Value, Assets and Liabilities Measured on a Recurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) $ / loan	Dec. 31, 2017 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value	[1]	$ 11,771	$ 16,116
Loans	[1]	244	376
Mortgage servicing rights		14,649	13,625
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		269,912	276,407	[2]
Securities of U.S. states and political subdivisions [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		49,264	51,326
Collateralized loan obligations [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		35,343	36,056
Collateralized debt obligations [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		800	1,000
Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		5,455	4,867
Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value		11,771	16,116
Loans		244	376
Mortgage servicing rights		14,649	13,625
Fair Value Disclosures, Textual [Abstract]
Total assets recorded at fair value		408,360	416,626
Total liabilities recorded at fair value		28,221	27,271
Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value		997	998
Loans		244	376
Mortgage servicing rights		14,649	13,625
Total insignificant level 3 assets, net of liabilities		497	570
Assets, fair value disclosure, net of liabilities		23,771	22,854
Fair Value Disclosures, Textual [Abstract]
Total assets recorded at fair value		25,300	24,900
Total liabilities recorded at fair value		1,551	2,022
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, market approach [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value		15	24
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale, carried at fair value		982	974
Loans		244	376
Mortgage servicing rights		$ 14,649	$ 13,625
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		(0.563)	(0.563)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.011	0.026
Loans, measurement input		0.034	0.031
Servicing asset, measurement input		0.071	0.066
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.000	0.000
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.000	0.001
Loans, measurement input		0.000	0.000
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Cost of Service Per Loan [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Servicing asset, measurement input | $ / loan		62	78
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Prepayment Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.032	0.065
Loans, measurement input		0.029	0.087
Servicing asset, measurement input		0.090	0.097
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		(0.063)	(0.063)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.066	0.073
Loans, measurement input		0.064	0.075
Servicing asset, measurement input		0.153	0.129
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.156	0.071
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.433	0.414
Loans, measurement input		0.348	0.339
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Cost of Service Per Loan [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Servicing asset, measurement input | $ / loan		507	587
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Prepayment Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.134	0.159
Loans, measurement input		1.000	1.000
Servicing asset, measurement input		0.235	0.205
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		(0.363)	(0.427)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.055	0.056
Loans, measurement input		0.042	0.042
Servicing asset, measurement input		0.081	0.069
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.008	0.013
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.234	0.196
Loans, measurement input		0.102	0.066
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Cost of Service Per Loan [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Servicing asset, measurement input | $ / loan		106	143
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Prepayment Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input		0.046	0.091
Loans, measurement input		0.872	0.919
Servicing asset, measurement input		0.099	0.105
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets (liabilities), at fair value, net		$ (35)	$ 54
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.000	0.000
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.500	0.500
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Prepayment Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.028	0.028
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.050	0.050
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.500	0.500
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Prepayment Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.250	0.125
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.020	0.021
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.500	0.500
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest rate contract [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Prepayment Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.138	0.105
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative loan commitments [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets (liabilities), at fair value, net		$ 60	$ 17
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative loan commitments [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Fall-out Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.010	0.010
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative loan commitments [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Initial-value Servicing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		(0.00366)	(0.00599)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative loan commitments [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Fall-out Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.990	0.990
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative loan commitments [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Initial-value Servicing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.00917	0.01011
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative loan commitments [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Fall-out Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.194	0.152
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative loan commitments [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Initial-value Servicing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.00185	0.00027
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets (liabilities), at fair value, net		$ 104	$ 102
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Valuation technique, option pricing model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets (liabilities), at fair value, net		$ (121)	$ (613)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Weighted Average Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative, term of contract		1 year	6 months
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Conversion Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		(0.093)	(0.097)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Minimum [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Correlation Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		(0.770)	(0.770)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Minimum [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.065	0.057
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Weighted Average Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative, term of contract		3 years	3 years
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Conversion Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.000	0.000
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Maximum [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Correlation Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.990	0.980
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Maximum [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		1.000	0.955
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Weighted Average Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative, term of contract		1 year 9 months	1 year 7 months
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Conversion Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		(0.078)	(0.076)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Weighted Average [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Correlation Factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.216	0.242
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity contract [Member] | Weighted Average [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.218	0.192
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Valuation, market approach [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets (liabilities), at fair value, net		$ 3	$ (3)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Valuation technique, option pricing model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative assets (liabilities), at fair value, net		$ 32	$ 39
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Minimum [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		(0.155)	(0.299)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Minimum [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Credit Spread [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.009	0.000
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Minimum [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.130	0.130
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Maximum [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.400	0.173
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Maximum [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Credit Spread [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.215	0.637
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Maximum [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.600	0.600
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Weighted Average [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.035	(0.002)
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Weighted Average [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Credit Spread [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.013	0.013
Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Credit contract [Member] | Weighted Average [Member] | Valuation technique, option pricing model [Member] | Measurement Input, Loss Severity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Derivative asset (liability) net, measurement input		0.452	0.507
Recurring [Member] | Non modified loans [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Cost of Service Per Loan [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Servicing asset, measurement input | $ / loan		62	78
Recurring [Member] | Non modified loans [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Cost of Service Per Loan [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Servicing asset, measurement input | $ / loan		204	252
Recurring [Member] | Debt securities [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		$ 269,912	$ 276,407
Recurring [Member] | Debt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		2,044	2,994
Recurring [Member] | Securities of U.S. states and political subdivisions [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		49,264	51,326
Recurring [Member] | Securities of U.S. states and political subdivisions [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		444	925
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale		404	$ 868
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, vendor pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale		$ 43
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.021	0.017
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.064	0.058
Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.034	0.027
Recurring [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale			$ 11
Recurring [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, vendor pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale			$ 49
Recurring [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input			0.047
Recurring [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input			0.049
Recurring [Member] | Municipal Bonds [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input			0.048
Recurring [Member] | Collateralized loan obligations [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		$ 35,343	$ 36,056
Recurring [Member] | Collateralized loan obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		800	1,020
Recurring [Member] | Collateralized loan obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, market approach [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale		298	354
Recurring [Member] | Collateralized loan obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, vendor pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale		$ 739	$ 1,020
Recurring [Member] | Collateralized loan obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		(0.135)	(0.220)
Recurring [Member] | Collateralized loan obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.221	0.195
Recurring [Member] | Collateralized loan obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.032	0.030
Recurring [Member] | Asset-backed securities [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		$ 5,482	$ 5,648
Recurring [Member] | Asset-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		389	566
Recurring [Member] | Other asset-backed securities [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		4,445	4,946
Recurring [Member] | Other asset-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		389	566
Recurring [Member] | Diversified Payment Rights [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale		$ 171	$ 292
Recurring [Member] | Diversified Payment Rights [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.034	0.024
Recurring [Member] | Diversified Payment Rights [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.062	0.039
Recurring [Member] | Diversified Payment Rights [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.044	0.031
Recurring [Member] | Other Commercial and Consumer [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale		$ 198	$ 248
Recurring [Member] | Other Commercial and Consumer [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, vendor pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt securities, Trading and available-for-sale		$ 20	$ 26
Recurring [Member] | Other Commercial and Consumer [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.046	0.037
Recurring [Member] | Other Commercial and Consumer [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Weighted Average Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, term		1 year 1 month	2 years
Recurring [Member] | Other Commercial and Consumer [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.052	0.052
Recurring [Member] | Other Commercial and Consumer [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Weighted Average Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, term		1 year 6 months	2 years 4 months
Recurring [Member] | Other Commercial and Consumer [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, measurement input		0.047	0.039
Recurring [Member] | Other Commercial and Consumer [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Weighted Average Life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Debt securities, trading and available-for-sale, term		1 year 1 month	2 years 1 month
Recurring [Member] | Collateralized debt obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Disclosures, Textual [Abstract]
Available-for-sale, at fair value (2)		$ 800	$ 1,000
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation, market approach [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities		$ 5,468	4,813
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Valuation technique, discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities			$ 8
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(20.60%)	(21.10%)
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input			10.00%
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input			0.50%
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(4.30%)	(5.50%)
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input			10.00%
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input			1.90%
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation, market approach [Member] | Measurement Input, Comparability Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input		(15.80%)	(15.00%)
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input			10.00%
Recurring [Member] | Nonmarketable equity securities [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Valuation technique, discounted cash flow [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Nonmarketable equity securities, measurement input			1.40%

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.
[2]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.